Capital stock	3 Months Ended
Mar. 31, 2025
Capital stock
Capital stock

8. Capital Stock

(a) Authorized

The Company has authorized share capital of an unlimited number of common voting shares, an unlimited number of Class A common shares and an unlimited number of preferred shares. The preferred shares may be issued in one or more series, and the directors may fix prior to each series issued, the designation, rights, privileges, restrictions and conditions attached to each series of preferred shares.

(b) Shares issued and outstanding

Shares issued and outstanding are as follows:

	Number of common shares	Amount
Balance, December 31, 2023(1)	10,436,313	$81,014
Balance, December 31, 2024	10,436,313	$81,014
Balance, March 31, 2025	10,436,313	$81,014

(1) During the year ended December 31, 2023, 185,000 previously granted stock options were exercised. Each stock option entitled the option holder to one common share of the Company.

(c) Stock option plan

The Company has a stock option plan which is administered by the Board of Directors of the Company with stock options granted to directors, management, employees and consultants as a form of compensation. The number of common shares reserved for issuance of stock options is limited to a maximum of 2,934,403 common shares of the Company at any time. The stock options generally have a maximum term of between five and ten years and vest within a five-year period from the date of grant.

Changes in the number of options outstanding during the three months ended March 31, 2025 and 2024 is as follows:

Three months ended March 31	2025		2024
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,237,700	$1.27	1,477,700	$1.72
Forfeited, cancelled or expired	(52,700)	(1.90)	-	-
Balance, end of period	1,185,000	$1.24	1,477,700	$1.72
Options exercisable, end of period	586,000	$1.23	593,700	$2.41

Options outstanding at March 31, 2025 consist of the following:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$1.10	60,000	1.33 years	$1.10	60,000
$1.11 ‑ $1.50	1,125,000	7.74 years	$1.25	526,000
$1.10 ‑ $1.50	1,185,000	7.41 years	$1.24	586,000

Compensation expense related to stock options granted during the period or from previous periods under the stock option plan for the three months ended March 31, 2025 is $36 (2024 – $58). The compensation expense was determined based on the fair value of the options at the date of measurement using the Black‑Scholes option pricing model. The expected life of stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

(d) Per share amounts

The following table reflects the share data used in the denominator of the basic and diluted loss per share computations for the three months ended March 31, 2025 and 2024:

Three months ended March 31	2025	2024
Weighted average shares outstanding for basic earnings per share	10,436,313	10,436,313
Effects of dilution from:
Stock options	-	60,000
Weighted average shares outstanding for diluted earnings per share	10,436,313	10,496,313

Effects of dilution from 1,185,000 stock options were excluded in the calculation of weighted average shares outstanding for diluted earnings per share for the three months ended March 31, 2025 as they are anti-dilutive. Effects of dilution from 1,417,700 stock options were excluded in the calculation of weighted average shares outstanding for diluted earnings per share for the three months ended March 31, 2024 as they are anti-dilutive.